Expenses for shipping activities - Disclosure of general and administrative expense explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Wages and salaries	$ (4,382)	$ (3,971)
Social security costs	(668)	(709)
Cash-settled share-based payments	(2,872)	(602)
Equity-settled share-based payments	(584)	(761)
Other employee benefits	(453)	(473)
Employee benefits	(8,959)	(6,516)
Administrative expenses	(12,613)	(8,790)
Tonnage Tax	(1,732)	(1,391)
Claims	0	0
Provisions	133	115
Total general and administrative expenses	$ (23,171)	$ (16,582)	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.